Fair Value Measurements - Fair Value Measurements Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance	$ 18,751	$ 3,785	$ 225
Total change in the liability included in earnings	(15,103)	(12,780)	(564)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	16,953	28,472	4,247
Fair value of warrants exercised	(2,552)	(726)	(123)
Ending balance	$ 560	$ 18,751	$ 3,785